Segment Information - Schedule of Components of Segment Profit or Loss (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Dec. 31, 2023	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 27, 2023
Segment Reporting Information [Line Items]
Total Revenue		$ 88,125	$ 79,972	$ 327,274	$ 315,362
Cost of revenue		76,825	74,234	290,212	264,176
Selling, general and administrative		20,990	25,183	91,337	75,430
Depreciation and amortization		6,251	6,491	25,709	26,982
(Gain) loss on aircraft sales and aircraft held for sale		(1,205)	1,489	2,795	(13,905)
Net loss	$ 1,287	(23,047)	(32,990)	(101,495)	(54,738)	$ (56,025)
Reportable Segment [Member]
Segment Reporting Information [Line Items]
Total Revenue		88,125	79,972	327,274	315,362
Cost of revenue		76,825	74,234	290,212	264,176
Selling, general and administrative		20,990	25,183	91,337	75,430
Depreciation and amortization		6,251	6,491	25,709	26,982
(Gain) loss on aircraft sales and aircraft held for sale		(1,205)	1,489	2,795	(13,905)
Other		8,311	5,565	18,675	17,417
Net loss		$ (23,047)	$ (32,990)	$ (101,454)	$ (54,738)